UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Legg Mason Partners Trust II

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II

LEGG MASON PARTNERS INTERNATIONAL LARGE CAP FUND

FORM N-Q
MARCH 31, 2006

LEGG MASON PARTNERS INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 99.6%
Australia — 4.3%
53,475	BHP Billiton Ltd.	$1,072,666
94,700	Challenger Financial Services Group Ltd.	237,451
41,750	Coles Myer Ltd.	320,034
9,000	CSL Ltd.	352,684
53,200	Downer EDI Ltd.	338,058
21,800	Leighton Holdings Ltd.	277,211
3,900	Macquarie Bank Ltd.	180,713
96,100	Qantas Airways Ltd.	243,715
37,600	QBE Insurance Group Ltd.	589,374
5,650	Rio Tinto Ltd.	319,158
15,600	Westpac Banking Corp.	266,208

	Total Australia	4,197,272

Belgium — 0.3%
2,000	Cofinimmo	333,795

Canada — 1.2%
4,740	National Bank of Canada	259,469
6,800	Royal Bank of Canada	286,957
5,100	Toronto-Dominion Bank	284,465
15,900	TransAlta Corp.	303,389

	Total Canada	1,134,280

Denmark — 0.1%
8	AP Moller - Maersk A/S	68,839

Finland — 0.8%
8,400	Metso Corp.	324,740
22,751	Nokia Oyj	471,667

	Total Finland	796,407

France — 7.7%
11,700	Air France-KLM	275,934
2,600	Alstom RGPT *	218,387
4,700	Atos Origin SA *	348,852
1,177	BNP Paribas *	105,791
11,772	BNP Paribas SA	1,095,240
7,100	Bouygues SA	377,898
7,500	Cap Gemini SA *	409,293
1,800	Ciments Francais SA	282,500
6,337	European Aeronautic Defence & Space Co.	267,446
1,500	Natexis Banques Populaires	405,652
2,600	Nexity	178,781
8,321	Pinault Printemps Redoute SA	1,006,468
4,480	Sanofi-Aventis	426,869
3,000	Societe Generale	451,898
5,489	Total SA	1,450,437
5,280	Valeo SA	221,170

	Total France	7,522,616

Germany — 7.5%
3,450	Allianz AG	576,969
15,666	Altana AG	972,447
12,219	DaimlerChrysler AG	703,009
9,852	Deutsche Bank AG	1,127,075
6,700	Deutsche Lufthansa AG	120,116
4,800	Deutsche Postbank AG	348,875
4,575	E.ON AG	504,280
3,600	MAN AG	250,252
24,036	Metro AG	1,234,390
5,245	Schering AG	546,172
5,102	Siemens AG	477,094

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE

Germany (continued)
3,800	Wincor Nixdorf AG	$479,694

	Total Germany	7,340,373

Greece — 0.6%
7,551	Alpha Bank AE	279,361
11,500	Hellenic Telecommunications Organization SA *	254,607

	Total Greece	533,968

Hong Kong — 0.5%
156,000	Hang Lung Properties Ltd.	297,528
139,527	Sino Land Co., Ltd.	201,380

	Total Hong Kong	498,908

Italy — 5.1%
27,500	Banca Popolare di Milano Scarl	325,116
8,900	Banca Popolare di Verona e Novara Scrl	235,934
36,200	Capitalia SpA	301,425
5,200	Cattolica di Assicurazioni Scrl	285,923
90,900	Compagnia Assicuratrice Unipol SpA	295,420
29,660	Eni SpA	845,311
28,042	Fondiaria Sai SpA	1,122,212
31,219	Indesit Co. SpA	401,672
15,000	Saipem SpA	347,572
25,432	SanPaolo IMI SpA	455,941
748,000	Seat Pagine Gialle SpA *	358,175

	Total Italy	4,974,701

Japan — 27.7%
14,000	Aeon Credit Service Co., Ltd.	424,188
7,700	Aisin Seiki Co., Ltd.	300,149
33,000	Bank of Yokohama Ltd.	270,752
56,000	Chiba Bank Ltd.	499,017
8,700	Credit Saison Co., Ltd.	482,038
27,000	Daido Steel Co., Ltd.	274,607
600	Daiichi Sankyo Co., Ltd.	13,711
16,200	Dainippon Sumitomo Pharma Co., Ltd.	180,069
17,000	Daiwa House Industry Co., Ltd.	295,162
85,000	Fuji Electric Holdings Co., Ltd.	464,445
900	Fuji Photo Film Co., Ltd.	30,103
68,000	Fujitsu Ltd.	574,697
32,500	Gunma Bank Ltd.	246,181
13,900	Hokkaido Electric Power Co. Inc.	298,715
2,800	Honda Motor Co., Ltd.	173,727
60,000	Itochu Corp	516,277
122	Japan Tobacco Inc.	429,874
40,000	JTEKT Corp.	800,034
73,000	Kajima Corp.	456,658
42,000	Kao Corp.	1,108,132
122,000	Kawasaki Heavy Industries Ltd.	428,835
182	KK DaVinci Advisors *	247,840
24,500	Konica Minolta Holdings, Inc.	313,196
11,800	Kyushu Electric Power Co. Inc.	266,641
11,600	Leopalace21 Corp.	436,376
83,000	Marubeni Corp.	435,150
12,900	Marui Co., Ltd.	255,266
400	Matsui Securities Co., Ltd.	5,556
36,000	Matsushita Electric Industrial Co., Ltd.	801,226
48,000	Mazda Motor Corp.	292,098
46,000	Mitsubishi Chemical Holdings Corp.	284,233
14,000	Mitsubishi Corp.	319,333
193,000	Mitsubishi Electric Corp.	1,640,981
62	Mitsubishi UFJ Financial Group Inc.	949,828
26,000	Mitsubishi UFJ Securities Co., Ltd.	418,231

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE

Japan (continued)
12,000	Mitsui Mining & Smelting Co., Ltd.	$84,157
22,000	Mitsui Trust Holdings Inc.	322,244
24	Mizuho Financial Group Inc.	196,706
13,000	NGK Spark Plug Co., Ltd.	303,715
26,000	Nippon Shinpan Co., Ltd.	275,501
62,000	NSK Ltd.	539,291
34,000	NTN Corp.	269,986
150	Obic Co., Ltd.	31,686
14,000	OMC Card Inc.	276,437
650	Otsuka Corp.	76,399
61,000	Ricoh Co., Ltd.	1,194,093
40,000	Sekisui Chemical Co., Ltd.	339,419
75,000	Shinsei Bank Limited	525,980
68,000	Showa Denko KK	302,685
8,000	Sumco Corp.	430,316
103,000	Sumitomo Corp.	1,469,237
83	Sumitomo Mitsui Financial Group Inc.	918,337
69,000	Taiheiyo Cement Corp.	334,150
12,100	Takeda Pharmaceutical Co., Ltd.	691,017
38,000	Teijin Ltd.	253,236
800	THK Co., Ltd.	25,737
19,800	Tokyo Electric Power Co. Inc.	494,600
26,000	Toppan Printing Co., Ltd.	361,139
33,300	Toyota Motor Corp.	1,822,367
11,000	Yamaha Motor Co., Ltd.	272,437
19,000	Yaskawa Electric Corp. *	214,911

	Total Japan	26,959,109

Luxembourg — 2.1%
52,254	Arcelor	2,063,245

Netherlands — 6.7%
15,250	ABN Amro Holding NV	457,949
14,500	Buhrmann NV	256,961
15,500	CSM	484,646
10,138	DSM NV	463,671
4,250	ING Groep NV, CVA	168,172
2,600	Koninklijke BAM Groep NV	264,147
71,867	Koninklijke KPN NV	811,259
13,300	Koninklijke Philips Electronics NV	450,243
27,500	Royal Dutch Shell PLC, Class A Shares	861,859
55,230	TNT NV	1,915,281
16,200	Wolters Kluwer NV	404,676

	Total Netherlands	6,538,864

Norway — 0.7%
4,300	Petroleum Geo-Services ASA *	200,591
41,763	Telenor ASA	449,586

	Total Norway	650,177

Spain — 4.1%
24,900	Banco Bilbao Vizcaya Argentaria SA	520,451
54,000	Banco Santander Central Hispano SA	789,820
19,500	Corp. Mapfre SA	397,877
50,667	Endesa SA	1,638,349
40,400	Telefonica SA	635,036

	Total Spain	3,981,533

Sweden — 0.8%
23,900	Boliden AB *	367,657
14,900	Skandinaviska Enskilda Banken AB	370,186

	Total Sweden	737,843

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE

Switzerland — 6.9%
5,839	Credit Suisse Group	$327,887
2,269	Nestle SA	674,090
14,500	Novartis AG	807,009
4,050	Roche Holding AG	603,466
3,977	Swiss Life Holding	833,471
17,800	Swiss Reinsurance	1,244,832
3,700	UBS AG	406,740
7,525	Zurich Financial Services AG	1,769,110

	Total Switzerland	6,666,605

United Kingdom — 22.5%
95,900	Amlin PLC	463,688
20,300	Anglo American PLC	783,105
15,448	AstraZeneca PLC	779,171
43,300	BAE Systems PLC	316,865
31,755	Barclays PLC	371,973
15,900	Barratt Developments PLC	292,857
21,850	BG Group PLC	273,429
208,374	BP PLC	2,395,562
55,900	Bradford & Bingley PLC	485,392
193,200	Brit Insurance Holdings PLC	326,783
37,400	British Airways PLC *	229,782
47,059	British American Tobacco PLC	1,140,953
13,678	Charter PLC *	174,972
20,120	Diageo PLC	317,218
31,900	Drax Group PLC *	428,877
17,000	Enterprise Inns PLC	281,480
132,928	GKN PLC	768,724
43,522	GlaxoSmithKline PLC	1,139,220
34,743	HBOS PLC	580,702
96,120	HSBC Holdings Public Limited Company (British)	1,613,257
54,900	Imperial Chemical Industries PLC	330,378
935,500	Invensys PLC *	374,226
7,900	Investec PLC	404,096
46,700	Lloyds TSB Group PLC	447,133
14,000	Man Group PLC	600,216
89,247	National Grid PLC	888,651
9,900	Next PLC	284,107
14,000	Northern Rock PLC	288,298
95,000	Old Mutual PLC	332,523
12,800	Persimmon PLC	295,645
51,200	Prudential PLC (British)	594,407
18,900	Punch Taverns PLC	276,945
26,500	Resolution PLC	309,034
11,700	Rio Tinto PLC	594,605
1,511,780	Rolls Royce Group (a)	2,629
28,100	Rolls-Royce Group PLC	223,838
18,595	Royal Bank of Scotland Group PLC	605,754
15,800	Royal Dutch Shell PLC	514,429
62,900	Scottish Power PLC	636,702
47,950	Tesco PLC	275,210
231,971	Vodafone Group PLC	486,164

	Total United Kingdom	21,929,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $82,281,660)	96,927,535

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 2.4%
Time Deposit — 2.4%
$ 2,268,000	State Street Bank & Trust Co., 2.500% due 4/3/06
	(Cost — $2,268,000)	$2,268,000

	TOTAL INVESTMENTS — 102.0% (Cost — $84,549,660#)	99,195,535
	Liabilities in Excess of Other Assets — (2.0)%	(1,899,614)

	TOTAL NET ASSETS — 100.0%	$97,295,921

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
CVA - Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector*
Financials	32.0%
Industrials	14.4
Consumer Discretionary	10.7
Materials	7.9
Energy	7.0
Health Care	6.6
Consumer Staples	6.0
Utilities	5.5
Information Technology	4.6
Telecommunication Services	3.0
Time Deposit	2.3

100.0%

*As a percentage of total investments.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   Organization and Significant Accounting Policies

Effective April 7, 2006, the Smith Barney International Large Cap Fund was renamed Legg Mason Partners International Large Cap Fund (the “Fund”). The Fund is a separate diversified series of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the "Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Concentration Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2.   Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 15,072,343
Gross unrealized depreciation	(426,468)

Net unrealized appreciation	$ 14,645,875

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 26, 2006